INVESTMENT IN MARKETABLE SECURITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investment In Marketable Securities
INVESTMENT IN MARKETABLE SECURITIES

11. INVESTMENT IN MARKETABLE SECURITIES

(i)	On May 17, 2018, the Company purchased 83,333 shares of common stock in Greenpro Capital Corp. for $500,000 at a purchase price of $6 per share.

(ii)	On July 30, 2018, the Company disposed 20 shares of common stock in Greenpro Capital Corp. for $125 at a purchase price of $6.2613 per share.

(iii)	On October 16, 2018, the Company purchased 33,333 shares of common stock in Greenpro Capital Corp. for $1,000 at a purchase price of $0.03 per share.

(iv)

On November 3, 2020, the Company received dividend of 6,667 shares of common stock in DSwiss Inc. for $76,671 at fair value of $11.50 per share from Greenpro Capital Corp as a result of its Spin-off of DSwiss Inc.’s shares.

(v)	On December 9, 2020, the Company received dividend of 16,663 shares of common stock in DSwiss Inc. for $83,315 at fair value of $5 per share from Greenpro Capital Corp as a result of its Spin-off of DSwiss Inc.’s shares.

	As of June 30, 2021	As of December 31, 2020
Cost of investment	$577,035	$66,484
Dividend income from Greenpro Capital Corp.	-	160,062
Unrealized holding (loss) gain	(165,731)	350,137
Exchange rate effect	(835)	352
Investment in marketable securities	$410,469	$577,035

11. INVESTMENT IN MARKETABLE SECURITIES

(i)	On May 17, 2018, the Company purchased 83,333 shares of common stock in Greenpro Capital Corp. for $500,000 at a purchase price of $6 per share.

(ii)	On July 30, 2018, the Company disposed 20 shares of common stock in Greenpro Capital Corp. for $125 at a purchase price of $6.2613 per share.

(iii)	On October 16, 2018, the Company purchased 33,333 shares of common stock in Greenpro Capital Corp. for $1,000 at a purchase price of $0.03 per share.

(iv)	On November 3, 2020, the Company received dividend of 6,667 shares of common stock in DSwiss, Inc. for $76,671 at fair value of $11.50 per share from Greenpro Capital Corporation as result of its Spin-off of DSwiss, Inc.’s shares

(v)	On December 9, 2020, the Company received dividend of 16,663 shares of common stock in DSwiss, Inc. for $83,315 at fair value of $5.00 per share from Greenpro Capital Corporation as result of its Spin-off of DSwiss, Inc.’s shares.

	As of December 31, 2020	As of December 31, 2019
Cost of investment	$66,484	$134,166
Dividend income from Greenpro Capital Corp.	160,062	-
Unrealized holding gain (loss)	350,137	(68,391)
Exchange rate effect	352	709
Investment in marketable securities	$577,035	$66,484